Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

	2025	2024
	$	$

Carrying Amount - Beginning of fiscal year	1,349,235	1,350,645
Addition through business combinations	6,161	—
Impairment loss	(556,440)	—
Foreign currency translation	(994)	(1,410)

Carrying Amount - End of fiscal year	797,962	1,349,235

Disclosure of impact from changes in key assumptions
The following table indicates the impact on the carrying value of a 5% change in the key assumptions as at March 31, 2025:

Key Assumptions	Input used in discounted cash flow model	Impairment increase if the key assumption was changed by 5%, assuming all other key assumptions were held constant*
		$

Discount Rate (%)	30%	60,121
Terminal Value Multiple	1.2	46,885
Revenue Growth Rate (%)	23%	45,231
*Discount rate multiplied by 1.05, terminal value multiple multiplied by 0.95, revenue growth rate multiplied by 0.95

Key assumptions were used to determine recoverable amounts for the impairment tests
The following table presents the key assumptions used in the annual impairment test of goodwill as at December 31, 2024, and the key assumption that would have been required to recover the carrying amount:

Key Assumptions	Input used in discounted cash flow model	Breakeven value assuming all other key assumptions were held constant

Discount Rate (%)	30%	37%
Terminal Value Multiple	2.0	1.5
Revenue Growth Rate (%)	25%	19%